Related Party Transactions and Balances	12 Months Ended
Dec. 31, 2019
Related Party Transactions and Balances [Abstract]
RELATED PARTY TRANSACTIONS AND BALANCES
20	RELATED PARTY TRANSACTIONS AND BALANCES

Upon consummation of the Business Combination, the board of directors adopted a code of ethics and business conduct that requires it, and its directors, officers and employees to avoid conflicts of interest, such as related party transactions, unless specifically authorized. The board of directors also adopted a related party transaction policy to govern the procedures for evaluation and authorization of related party transactions. Related party transactions, which require approval of the audit committee, are defined as any transaction, arrangement or relationship, or any series of similar transactions, arrangements or relationships, in which (i) the Group is or will be a participant, (ii) the aggregate amount involved will or may be expected to exceed $120,000 in any fiscal year, and (iii) any related party has or will have a direct or indirect interest. This also includes any material amendment or modification to an existing related party transaction.

The audit committee is responsible for reviewing and approving related party transactions to the extent the Group contemplates engaging in such a transaction. The audit committee will review all of the relevant facts and circumstances of all related party transactions that require its approval and either approve or disapprove of the entry into the related party transaction. The audit committee will approve the related party transaction only if it determines in good faith that, under all of the circumstances, the transaction is in the best interests of the Group and its shareholders. The audit committee, in its sole discretion, will impose such conditions as it deems appropriate on the Group or the related party in connection with the approval of the related party transaction. No director will be permitted to participate in the discussions or approval of a transaction in which he or she is a related party, but that director will be required to provide all material information concerning the related party transaction to the audit committee.

Transactions with related parties

Movements in shareholders’ account are as follows

	2019	2018
	USD	USD

Contributions by the shareholders	77,090,648	951,539
Amounts paid on behalf of the Group by the shareholders*	1,135,484	7,850,431
Amounts paid by the Group on behalf of the shareholders	(1,647,064)	(2,296,354)
Distributions to shareholders	(53,279,016)	(29,209,289)

	23,300,052	(22,703,673)

These amounts are repayable at the discretion of the Board of Directors of the Group and are interest free, therefore classified as part of equity.

* These include expenses paid on behalf of the Group which includes other operational expenses paid by the shareholders on behalf of the Group.

Changes in shareholders’ account is as follows:

	2019	2018
	USD	USD

At 1 January	47,717,763	70,421,436
Net contributions (distributions) during the year	23,300,052	(22,703,673)

At 31 December	71,017,815	47,717,763

Movements in other related parties are as follows:

	2019	2018
	USD	USD

Expenses paid on behalf of related parties (note 10)	57,550	-

Due from related parties:
HBS Investments LP (shareholder)	13,388	-
H Capital International LP (shareholder)	11,056	-
O2 Investments Limited as GP (shareholder)	6,181	-
SBD International LP (shareholder)	13,760	-
SD Holding Limited as GP (shareholder)	6,984	-
Gyan Investments Ltd (shareholder)	6,181	-

	57,550	-

Key management remuneration for the year ended 31 December 2019 amounted to USD 1,160,293 (2018: USD 677,291), charged to consolidated statement of comprehensive income (within profit and loss). The full amount of the key management remuneration relates to short term employment benefits.